Fair value measurement - Not carried at Fair Value (Details) - USD ($)		Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans:
Principal Balance		$ 567,520,973	$ 480,151,151	$ 424,174,758
Carrying Value		571,727,777	483,331,795	426,019,273
Carrying Value		558,019,000	469,673,314	422,280,515
Fair Value		557,006,957	467,201,619	419,407,194
Liabilities:
Principal Balance		453,638,529	370,566,055	241,152,827
Carrying value		448,176,646	364,910,392	239,132,654
Fair Value		453,185,457	370,793,089	239,327,483
Revolving line of credit
Loans:
Principal Balance		102,835,151	60,126,330
Carrying Value		103,045,961	60,318,820
Fair Value		104,261,047	60,690,198
Liabilities:
Principal Balance		64,953,549	38,575,895
Loans held for investment, net
Loans:
Carrying Value		545,081,696	457,329,582	417,986,462
Loans Held For Investment Acquired Through Participation
Loans:
Principal Balance		12,889,053	12,307,366
Carrying Value		12,937,304	12,343,732	4,294,053
Unsecured note payable
Liabilities:
Principal Balance		85,125,000	85,125,000
Carrying value	[1]	82,010,107	81,856,799
Fair Value		84,239,700	85,210,125
Level 3
Loans:
Allowance for loan losses		(13,708,777)	(13,658,481)	(3,738,758)
Fair Value		557,006,957	467,201,619	419,407,194
Liabilities:
Fair Value		368,945,757	285,582,964	239,327,483
Level 3 | Revolving line of credit
Liabilities:
Principal Balance		64,953,549	38,575,895	0
Carrying value		64,414,007	38,186,472	0
Fair Value		64,953,549	38,575,895	0
Level 3 | Loans held for investment, net
Loans:
Principal Balance		554,631,920	467,843,785	419,924,758
Carrying Value			470,988,063	421,725,220
Carrying Value		558,790,473	470,988,063
Fair Value		544,060,026	454,840,551	415,113,225
Level 3 | Loans Held For Investment Acquired Through Participation
Loans:
Principal Balance		12,889,053	12,307,366	4,250,000
Carrying Value			12,343,732	4,294,053
Carrying Value		12,937,304	12,343,732
Fair Value		12,946,931	12,361,068	4,293,969
Level 3 | Term loans payable
Liabilities:
Principal Balance			93,763,470	107,584,451
Carrying value			91,940,062	105,245,801
Fair Value			94,344,595	107,248,555
Level 3 | Repurchase agreement payables
Liabilities:
Principal Balance		176,519,149	44,569,600	0
Carrying value		173,698,002	43,974,608	0
Fair Value		176,519,149	44,569,600	0
Level 3 | Obligations Under Participation Agreements
Liabilities:
Principal Balance		57,911,481	42,048,294	71,266,303
Carrying value		58,587,148	42,232,027	71,581,897
Fair Value		57,974,834	41,475,060	70,693,207
Level 3 | Mortgage loan payable
Liabilities:
Principal Balance		31,757,725	31,962,692	44,020,225
Carrying value		31,963,840	32,134,295	44,117,293
Fair Value		31,989,884	32,192,785	44,348,689
Level 3 | Secured borrowing
Liabilities:
Principal Balance		37,371,625	34,521,104	18,281,848
Carrying value		37,503,542	34,586,129	18,187,663
Fair Value		37,508,341	34,425,029	17,037,032
Level 1 | Unsecured note payable
Liabilities:
Principal Balance		85,125,000	85,125,000	0
Carrying value		82,010,107	81,856,799	0
Fair Value		$ 84,239,700	$ 85,210,125	$ 0

[1]	(1) Amount is net of unamortized issue discount of $2.3 million and $2.4 million, and unamortized deferred financing costs of $0.8 million and $0.9 million as of March 31, 2022 and December 31, 2021, respectively.